UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07692

Name of Fund:	Legg Mason Investors Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2006
Date of reporting period: 6/30/2005

Item 1 – Schedule of Investments
Portfolio of Investments

American Leading Companies Trust

June 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 98.4%
Consumer Discretionary — 14.5%
Household Durables — 0.2%
Koninklijke (Royal) Philips Electronics N.V. – ADR	63	$1,587

Internet and Catalog Retail — 6.0%
Amazon.com, Inc.	300	9,924	A
eBay Inc.	350	11,554	A
InterActiveCorp	850	20,442	A

		41,920

Media — 5.3%
Liberty Media Corporation	1,440	14,673	A
The DIRECTV Group, Inc.	900	13,950	A
Time Warner Inc.	480	8,021	A

		36,644

Specialty Retail — 3.0%
The Home Depot, Inc.	150	5,835
The TJX Companies, Inc.	630	15,341

		21,176

Consumer Staples — 6.8%
Beverages — 0.9%
The Pepsi Bottling Group, Inc.	225	6,437

Food and Staples Retailing — 1.6%
Albertson’s, Inc.	465	9,616
Wal-Mart Stores, Inc.	35	1,687

		11,303

Food Products — 0.4%
Sara Lee Corporation	122	2,417

Household Products — 0.2%
Kimberly-Clark Corporation	25	1,565

	Shares/Par	Value

Consumer Staples — Continued
Tobacco — 3.7%
Altria Group, Inc.	400	$25,864

Energy — 5.9%
Energy Equipment and Services — 1.7%
Baker Hughes Incorporated	48	2,456
Transocean Inc.	170	9,175	A

		11,631

Oil, Gas and Consumer Fuels — 4.2%
Anadarko Petroleum Corporation	79	6,449
Apache Corporation	129	8,359
Devon Energy Corporation	246	12,467
Royal Dutch Petroleum Company	32	2,077

		29,352

Financials — 21.1%
Capital Markets — 1.1%
Merrill Lynch & Co., Inc.	70	3,851
Morgan Stanley	70	3,673

		7,524

Commercial Banks — 5.1%
Bank of America Corporation	343	15,663
Lloyds TSB Group plc	2,350	19,913

		35,576

Diversified Financial Services — 6.8%
Citigroup Inc.	465	21,497
J.P. Morgan Chase & Co.	752	26,561

		48,058

Insurance — 3.9%
American International Group, Inc.	250	14,525
The St. Paul Travelers Companies, Inc.	318	12,570

		27,095

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value

Financials — Continued
Thrifts and Mortgage Finance — 4.2%
Countrywide Financial Corporation	200	$7,722
Fannie Mae	75	4,380
MGIC Investment Corporation	75	4,891
Washington Mutual, Inc.	300	12,207

		29,200

Health Care — 16.0%
Health Care Providers and Services — 11.8%
Health Net Inc.	460	17,554	A
UnitedHealth Group Incorporated	740	38,583
WellPoint Inc.	384	26,742	A

		82,879

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Company	425	10,617
Johnson & Johnson	118	7,670
Merck & Co., Inc.	123	3,788
Pfizer Inc.	260	7,171

		29,246

Industrials — 10.1%
Aerospace & Defense — 3.5%
General Dynamics Corporation	108	11,830
Lockheed Martin Corporation	200	12,974

		24,804

Industrial Conglomerates — 5.9%
General Electric Company	340	11,781
Tyco International Ltd.	1,000	29,200

		40,981

Machinery — 0.7%
Caterpillar Inc.	30	2,859
Deere & Company	30	1,965

		4,824

	Shares/Par	Value

Information Technology — 10.3%
Communications Equipment — 2.1%
Nokia Oyj – ADR	875	$14,560

Computers and Peripherals — 2.4%
Hewlett-Packard Company	250	5,878
International Business Machines Corporation	152	11,278

		17,156

Semiconductor and Semiconductor Equipment — 3.2%
Applied Materials, Inc.	550	8,899
Intel Corporation	300	7,818
Texas Instruments Incorporated	200	5,614

		22,331

Software — 2.6%
Microsoft Corporation	405	10,060
Symantec Corporation	375	8,159	A

		18,219

Materials — 5.9%
Metals and Mining — 5.9%
Alcoa Inc.	275	7,186
Newmont Mining Corporation	370	14,441
Phelps Dodge Corporation	138	12,765
United States Steel Corporation	200	6,874

		41,266

Telecommunication Services — 7.2%
Diversified Telecommunication Services — 1.6%
ALLTEL Corporation	180	11,210

Wireless Telecommunication Services — 5.6%
Nextel Communications, Inc.	1,200	38,772	A

Portfolio of Investments — Continued

American Leading Companies Trust — Continued

	Shares/Par	Value

Utilities — 0.6%
Independent Power Producers and Energy Traders — 0.6%
Duke Energy Corporation	140	$4,162

Total Common Stock and Equity Interests (Identified Cost — $457,685)		687,759

Repurchase Agreements — 1.7%
Bank of America 3.35%, dated 6/30/05, to be repurchased at $5,932 on 7/1/05 (Collateral: $6,100 Fannie Mae discount notes, due 9/14/05, value $6,052)	$5,932	5,932
Goldman, Sachs & Company 3.37%, dated 6/30/05, to be repurchased at $5,932 on 7/1/05 (Collateral: $5,945 Freddie Mac mortgage-backed securities, 5.5%, due 1/1/35, value $6,077)	5,932	5,932

Total Repurchase Agreements (Identified Cost — $11,863)		11,864

Total Investments — 100.1% (Identified Cost — $469,548)		699,623
Other Assets Less Liabilities — (0.1)%		(497)

Net Assets — 100.0%		$699,126

Net Asset Value Per Share:
Primary Class		$22.30

Institutional Class		$22.86

A	Non-income producing.

Portfolio of Investments

Balanced Trust

June 30, 2005 (Unaudited)
(Amounts in Thousands)

	Par/Shares	Value

Common Stocks and Equity Interests — 59.5%
Consumer Discretionary — 5.3%
Hotels, Restaurants and Leisure — 1.3%
McDonald’s Corporation	29	$805

Media — 0.7%
The Walt Disney Company	16	403

Multi-Line Retail — 2.3%
Target Corporation	26	1,414

Specialty Retail — 1.0%
Lowe’s Companies, Inc.	10	582

Consumer Staples — 6.1%
Beverages — 3.2%
Anheuser-Busch Companies, Inc.	16	709
PepsiCo, Inc.	23	1,241

		1,950

Food and Staples Retailing — 1.6%
SYSCO Corporation	10	362
Wal-Mart Stores, Inc.	13	626

		988

Household Products — 1.3%
Kimberly-Clark Corporation	12	751

Energy — 7.9%
Energy Equipment and Services — 4.3%
Nabors Industries, Ltd.	14	843	A
National-Oilwell Varco Inc.	14	646	A
Schlumberger Limited	14	1,086

		2,575

	Par/Shares	Value

Energy — Continued
Oil and Gas — 3.6%
BP plc – ADR	11	$674
ChevronTexaco Corporation	17	928
EnCana Corp.	14	539

		2,141

Financials — 8.1%
Diversified Financial Services — 3.1%
Citigroup Inc.	28	1,304
Principal Financial Group, Inc.	14	582

		1,886

Insurance — 1.1%
Lincoln National Corporation	14	657

Real Estate — 0.6%
Equity Office Properties Trust	11	364

Thrifts and Mortgage Finance — 3.3%
Fannie Mae	17	987
The PMI Group, Inc.	25	978

		1,965

Health Care — 11.3%
Biotechnology — 3.9%
MedImmune, Inc.	40	1,069	A
Medtronic, Inc.	24	1,253

		2,322

Health Care Equipment and Supplies — 3.0%
Biomet, Inc.	22	762
Kyphon Inc.	14	487	A
STERIS Corporation	22	567

		1,816

Portfolio of Investments — Continued

Balanced Trust — Continued

	Par/Shares	Value

Pharmaceuticals — 4.4%
Abbott Laboratories	17	$833
IVAX Corporation	46	995	A
Johnson & Johnson	13	845

		2,673

Industrials — 6.7%
Aerospace/Defense — 1.5%
L-3 Communications Holdings, Inc.	12	919

Industrial Conglomerates — 1.9%
General Electric Company	32	1,109

Machinery — 0.9%
Dover Corporation	16	564

Road and Rail — 2.4%
Kansas City Southern	44	888	A
Norfolk Southern Corporation	17	526

		1,414

Information Technology — 9.0%
Communications Equipment — 2.7%
Cisco Systems, Inc.	38	726	A
Nokia Oyj – ADR	34	566
Vodafone Group Plc	13	316

		1,608

Computers and Peripherals — 1.6%
Dell Inc.	10	395	A
International Business Machines Corporation	8	564

		959

	Par/Shares	Value

Information Technology — Continued
Semiconductor and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	36	$579
Intel Corporation	32	834
Texas Instruments Incorporated	28	786

		2,199

Software — 1.1%
Oracle Corporation	50	660	A

Materials — 2.9%
Chemicals — 1.8%
Praxair, Inc.	22	1,044

Metals and Mining — 1.1%
Rio Tinto plc – ADR	6	670

Utilities — 2.2%
Gas Utilities — 2.2%
Questar Corporation	20	1,292

Total Common Stocks and Equity Interests (Identified Cost — $29,320)		35,730

Portfolio of Investments — Continued

Balanced Trust — Continued

		Maturity
	Rate	Date	Par/Shares	Value

Corporate Bonds and Notes — 13.9%
Aerospace/ Defense — 0.8%
General Dynamics Corporation	4.500%	8/15/10	$500	$506

Capital Markets — 0.8%
Merrill Lynch & Co., Inc.	3.700%	4/21/08	500	494

Commercial Banks — 0.6%
Bank of America Corporation	5.125%	11/15/14	330	345

Diversified Financials — 1.7%
Citigroup Inc.	3.500%	2/1/08	500	493
J.P. Morgan Chase & Co.	3.125%	12/11/06	500	493

				986

Finance — 4.4%
American Express Credit Corporation	3.000%	5/16/08	575	558
Caterpillar Financial Services Corporation	4.300%	6/1/10	500	501
Ford Motor Credit Company	6.875%	2/1/06	550	555
John Deere Capital Corporation	3.900%	1/15/08	500	497
SLM Corporation	5.270%	1/31/14	500	501	B

				2,612

Food and Staples Retailing — 3.0%
Kroger Company	6.750%	4/15/12	700	775
Safeway Inc.	4.800%	7/16/07	525	529
Wal-Mart Stores, Inc.	4.550%	5/1/13	475	480

				1,784

Oil and Gas — 0.5%
Pacific Gas and Electric Company	4.200%	3/1/11	325	319

		Maturity
	Rate	Date	Par/Shares	Value

Pharmaceuticals — 0.8%
Abbott Laboratories	3.750%	3/15/11	$500	$488

Road and Rail — 1.3%
Union Pacific Corporation	6.625%	2/1/08	750	793

Total Corporate Bonds and Notes (Identified Cost — $8,247)				8,327

U.S. Government and Agency Obligations — 23.1%
Inflation-Indexed Securities — 1.0%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	579	596	C

Stripped Securities — 2.3%
United States Treasury STRIPS	0.000%	5/15/07	1,000	935	D
United States Treasury STRIPS	0.000%	5/15/13	625	459	D

				1,394

Fixed Rate Securities — 19.8%
Fannie Mae	3.875%	2/15/10	750	748
Fannie Mae	4.625%	10/15/14	300	308
Fannie Mae	5.000%	7/1/18	708	717
Fannie Mae	5.500%	10/1/34	1,173	1,189
Federal Farm Credit Bank	1.875%	1/16/07	500	485
Federal Farm Credit Bank	3.750%	4/9/10	475	470
Freddie Mac	3.160%	5/7/07	675	667
Freddie Mac	4.500%	11/15/12	650	665
United States Treasury Notes	2.625%	11/15/06	700	691
United States Treasury Notes	3.250%	8/15/07	1,600	1,587
United States Treasury Notes	3.375%	11/15/08	1,000	990
United States Treasury Notes	3.500%	11/15/09	1,200	1,189

Portfolio of Investments — Continued

Balanced Trust — Continued

		Maturity
	Rate	Date	Par/Shares	Value

Fixed Rate Securities — Continued
United States Treasury Notes	3.625%	7/15/09	$1,250	$1,246
United States Treasury Notes	3.625%	5/15/13	250	247
United States Treasury Notes	4.000%	2/15/14	650	654

				11,853

Total U.S. Government and Agency Obligations
(Identified Cost — $13,899)				13,843

U.S. Government Agency Mortgage- Backed Securities — 2.3%
Fixed Rate Securities — 2.3%
Government National Mortgage Association	5.500%	6/15/34	418	427
Government National Mortgage Association	6.000%	1/15/29 to
		1/15/34	691	713
Government National Mortgage Association	7.000%	2/15/28 to
		12/15/31	264	280

				1,420

Total U.S. Government Agency
Mortgage-Backed Securities (Identified Cost — $1,380)				1,420

Convertible Bonds — 0.6%
Ivax Corporation	4.500%	5/15/08	350	349

Total Convertible Bonds
(Identified Cost — $338)				349

	Par/Shares	Value

Repurchase Agreements — 0.7%
Goldman, Sachs & Company 3.37%, dated 6/30/05, to be repurchased at $401 on 7/1/05 (Collateral: $402 Freddie Mac mortgage-backed securities, 5.5%, due 1/1/35, value $409)	$401	$401
Total Repurchase Agreements (Identified Cost — $401)

Total Investments — 100.1% (Identified Cost — $53,585)		60,070
Other Assets Less Liabilities — (0.1)%		(67)

Net Assets — 100.0%		$60,003

Net Asset Value Per Share:
Primary Class		$11.12

Financial Intermediary Class		$11.10

Institutional Class		$11.09

A	Non-income producing.

B	Indexed Security — The rates of interest earned on these securities are tied to the Consumer Price Index or to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of June 30, 2005.

C	U.S. Treasury Inflation-Indexed Security — U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

D	STRIPS — Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

Portfolio of Investments

Financial Services Fund

June 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 97.0%
Energy — 1.9%
Oil and Gas (Exploration and Production) — 1.9%
EnCana Corp.	32	$1,267

Financials — 91.2%
Banks — 49.0%
Bancorp Rhode Island, Inc.	20	732
BB&T Corporation	25	999
Cascade Bancorp	100	2,104
Cascade Financial Corporation	50	825
Columbia Bancorp	40	1,458
Commerce Bancshares, Inc.	40	2,016
Cullen/Frost Bankers, Inc.	30	1,430
Fidelity Bankshares, Inc.	40	1,061
First Community Bancorp	20	950
First Financial Bankshares, Inc.	25	846
First State Bancorporation	70	1,350
Glacier Bancorp, Inc.	63	1,633
Greater Bay Bancorp	40	1,055
Harbor Florida Bancshares, Inc.	40	1,498
Mercantile Bankshares Corporation	25	1,288
Mid-State Bancshares	35	972
North Fork Bancorporation, Inc.	70	1,966
Northrim BanCorp Inc.	40	939
Partners Trust Financial Group, Inc.	50	534
Sound Federal Bancorp, Inc.	40	646
Summit Bank Corporation	59	829
SunTrust Banks, Inc.	20	1,445
Synovus Financial Corp.	40	1,147
TCF Financial Corporation	50	1,294
Texas Regional Bancshares, Inc.	50	1,524
The Bank Holdings	5	97	A
The Bank Holdings – warrants	1	8	A
Wainwright Bank & Trust Company	92	1,027
Western Sierra Bancorp	40	1,354	A

		33,027

Portfolio of Investments — Continued

Financial Services Fund — Continued

	Shares/Par	Value

Financials — Continued
Commercial Banks — 13.2%
Amegy Bancorporation, Inc.	38	$850
AmericanWest Bancorporation	50	997	A
Community Capital Bancshares, Inc.	40	442
First Capital Bancorp, Inc.	70	1,614	A
First Keystone Corporation	34	691
First State Financial Corporation	15	188	A
Gateway Financial Holdings Inc.	21	380
GB&T Bancshares, Inc.	4	95
Gold Banc Corporation, Inc.	50	728
Leesport Financial Corporation	2	47
Riverview Bancorp, Inc.	51	1,082
Southern Community Financial Corporation	35	335
Sussex Bancorp	15	215
TD Banknorth, Inc.	25	730
Vineyard National Bancorp Company	15	479

		8,873

Diversified Financial Services — 5.6%
Financial Federal Corporation	15	580	A
J.P. Morgan Chase & Co.	28	988
MBNA Corporation	35	916
SLM Corporation	25	1,270

		3,754

Insurance — 17.7%
American Equity Investment Life Holding Company	100	1,188
Assurant, Inc.	35	1,264
Brown & Brown, Inc.	31	1,393
Hilb, Rogal and Hamilton Company	30	1,032
Lincoln National Corporation	25	1,173
Old Republic International Corporation	55	1,391
Philadelphia Consolidated Holding Corp.	15	1,271	A
RLI Corp.	37	1,650
StanCorp Financial Group, Inc.	20	1,532

		11,894

Insurance (Life/Health) — 1.8%
AmerUs Group Co.	25	1,201

	Shares/Par	Value

Financials — Continued
Savings and Loan Companies — 2.1%
United Financial Corp.	23	$559
Willow Grove Bancorp, Inc.	60	880

		1,439

Thrifts and Mortgage Finance — 1.8%
Sovereign Bancorp, Inc.	55	1,229

Information Technology — 3.9%
Commercial Services and Supplies — 2.4%
Fiserv, Inc.	37	1,589	A

Computer Services and Systems — 1.5%
Online Resources Corporation	90	1,018	A

Total Common Stock and Equity Interests (Identified Cost — $45,379)		65,291

Repurchase Agreements — 3.2%
Bank of America 3.35%, dated 6/30/05, to be repurchased at $1,073 on 7/1/05 (Collateral: $1,105 Fannie Mae discount note, due 9/14/05, value $1,096)	$1,072	1,072
Goldman, Sachs & Company 3.37%, dated 6/30/05, to be repurchased at $1,073 on 7/1/05 (Collateral: $1,076 Freddie Mac mortgage-backed securities, 5.5%, due 1/1/35, value $1,100)	1,073	1,073

Total Repurchase Agreements (Identified Cost — $2,145)		2,145

Total Investments — 100.2% (Identified Cost — $47,524)		67,436
Other Assets Less Liabilities — (0.2)%		(105)

Net Assets — 100.0%		$67,331

Net Asset Value Per Share:
Primary Class		$14.68

Financial Intermediary Class		$15.56

A	Non-income producing.

Portfolio of Investments

U.S. Small-Capitalization Value Trust

June 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 98.4%
Auto and Transportation — 6.4%
Aftermarket Technology Corp.	39	$673	A
Air Methods Corporation	12	95	A
American Axle & Manufacturing Holdings, Inc.	74	1,870
ArvinMeritor, Inc.	141	2,512
Asbury Automotive Group Inc.	48	740	A
Bandag, Incorporated	16	746
Bandag, Incorporated – Class A	12	470
Cooper Tire & Rubber Company	36	676
Covenant Transport, Inc.	9	121	A
Dana Corporation	93	1,397
Dura Automotive Systems, Inc.	38	161	A
ExpressJet Holdings, Inc.	109	928	A
Featherlite, Inc.	6	25	A
Mesa Air Group Inc.	61	411	A
Monaco Coach Corporation	59	1,019
Navistar International Corporation	5	154	A
Overnite Corporation	7	309
Pinnacle Airlines Corp.	36	310	A
R & B, Inc.	11	160	A
SCS Transportation, Inc.	15	272	A
SkyWest, Inc.	113	2,045
Stoneridge, Inc.	46	304	A
Superior Industries International, Inc.	39	912
TRW Automotive Holdings Corp.	15	377	A
U.S. Xpress Enterprises, Inc.	14	161	A

		16,848

Consumer Discretionary — 25.1%
American Greetings Corporation	89	2,361
AnnTaylor Stores Corporation	4	107	A
Benihana Inc.	8	116	A
BJ’s Wholesale Club, Inc.	65	2,122	A
Blockbuster Inc.	8	75
Blyth, Inc.	28	771
Bob Evans Farms, Inc.	22	516

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Consumer Discretionary — Continued
Books-A-Million, Inc.	10	$99
Borders Group, Inc.	132	3,346
Brown Shoe Company, Inc.	37	1,437
Burlington Coat Factory Warehouse Corporation	60	2,575
Cadmus Communications Corporation	17	300
Carriage Services, Inc.	36	218	A
Champps Entertainment, Inc.	23	173	A
Charming Shoppes, Inc.	77	715	A
Chromcraft Revington, Inc.	11	150	A
Citadel Broadcasting Company	23	266	A
Claire’s Stores, Inc.	17	406
Conn’s, Inc.	15	355	A
Convergys Corporation	144	2,042	A
Corinthian Colleges Inc.	40	512	A
Correctional Services Corporation	18	52	A
CSK Auto Corporation	14	232	A
CSS Industries, Inc.	22	744
Department 56, Inc.	24	246	A
Dover Downs Gaming & Entertainment, Inc.	6	81
Duratek, Inc.	12	287	A
EarthLink, Inc.	141	1,219	A
Ethan Allen Interiors Inc.	36	1,216
Exponent, Inc.	8	217	A
Finlay Enterprises, Inc.	18	226	A
Flexsteel Industries, Inc.	11	160
Fresh Brands, Inc.	4	26	A
Frisch’s Restaurants, Inc.	6	147
Furniture Brands International, Inc.	106	2,282
Genesco Inc.	38	1,421	A
Global Imaging Systems, Inc.	1	19	A
Gray Television Inc.	18	211
Group 1 Automotive, Inc.	47	1,120	A
Haggar Corp.	0	3
Handleman Company	46	755
Hastings Entertainment, Inc.	21	126	A
Haverty Furniture Companies, Inc.	5	77

	Shares/Par	Value

Consumer Discretionary — Continued
IKON Office Solutions, Inc.	193	$1,834
Jack in the Box Inc.	64	2,438	A
JAKKS Pacific, Inc.	27	517	A
Journal Register Company	45	784	A
K-Swiss Inc.	14	443
Kellwood Company	46	1,224
Kenneth Cole Productions, Inc.	11	327
Koss Corporation	2	41
La-Z-Boy Incorporated	93	1,359
Landry’s Restaurants, Inc.	7	214
Lazare Kaplan International Inc.	1	11	A
Libbey Inc.	25	391
Linens ’n Things, Inc.	16	388	A
Lithia Motors, Inc.	22	623
Mity Enterprises, Inc.	5	76	A
Navigant International, Inc.	31	455	A
Opinion Research Corporation	5	37	A
P & F Industries, Inc.	1	18	A
Papa John’s International, Inc.	30	1,191	A
PC Connection, Inc.	35	220	A
PDI, Inc.	29	362	A
Point.360	13	40	A
Pre-Paid Legal Services, Inc.	31	1,362
Precis, Inc.	11	11	A
Q.E.P. Co., Inc.	3	30	A
REX Stores Corporation	22	323	A
Russell Corporation	66	1,348
Ryan’s Restaurant Group Inc.	85	1,185	A
School Specialty, Inc.	21	967	A
Sharper Image Corporation	17	222	A
ShopKo Stores, Inc.	60	1,451	A
Sonic Automotive, Inc.	59	1,248
SOURCECORP, Incorporated	15	306	A
Spectrum Brands, Inc.	12	383	A
Stage Stores, Inc.	37	1,591	A
Stanley Furniture Company, Inc.	16	403

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Consumer Discretionary — Continued
StarTek, Inc.	29	$479
Steven Madden, Ltd.	16	287	A
Strattec Security Corporation	7	370	A
Tandy Brands Accessories, Inc.	11	118
Tech Data Corporation	59	2,171	A
The Bon-Ton Stores, Inc.	18	339
The Buckle, Inc.	23	1,002
The Gymboree Corporation	10	141	A
The Talbots, Inc.	3	94
Tupperware Corporation	57	1,323
United Auto Group, Inc.	57	1,705
Valassis Communications, Inc.	5	189	A
Vertrue Incorporated	15	600	A
Volt Information Sciences, Inc.	11	254	A
Waste Industries USA, Inc.	24	338
Water Pik Technologies, Inc.	19	362	A
Westaff, Inc.	3	11	A
Zale Corporation	82	2,611	A

		65,746

Consumer Staples — 3.7%
Chiquita Brands International, Inc.	73	2,010
Del Monte Foods Company	15	164	A
NBTY, Inc.	51	1,331	A
Ruddick Corporation	84	2,152
Sanderson Farms, Inc.	11	491
Schweitzer-Mauduit International, Inc.	30	928
Smart & Final Inc.	35	426	A
Universal Corporation	52	2,259
Weider Nutrition International, Inc.	11	48	A

		9,809

Energy — 3.6%
Cimarex Energy Co.	58	2,245	A
Encore Aquisition Company	24	984	A
EnergySouth, Inc.	6	174

	Shares/Par	Value

Energy — Continued
Forest Oil Corporation	4	$185	A
Plains Exploration & Production Company	8	278	A
Stone Energy Corporation	54	2,616	A
The Houston Exploration Company	41	2,186	A
TransMontaigne Inc.	75	782	A

		9,450

Financials — 35.2%
21st Century Insurance Group	49	732
ABC Bancorp	18	319
ACE Cash Express, Inc.	11	268	A
Advanta Corp.	15	378
Alfa Corporation	49	722
Allmerica Financial Corporation	18	682	A
American Financial Group, Inc.	52	1,746
American National Bankshares Inc.	10	226
American Shared Hospital Services	6	34
AmerUs Group Co.	69	3,315
Anchor BanCorp Wisconsin, Inc.	41	1,226
Argonaut Group, Inc.	28	658	A
Arrow Financial Corporation	4	119
BancFirst Corporation	9	785
BancorpSouth, Inc.	47	1,119
California First National Bancorp	10	108
Camden National Corporation	12	390
Capital Title Group, Inc.	4	28
Cash America International, Inc.	21	423
Ceres Group, Inc.	69	420	A
Chemical Financial Corporation	40	1,340
Chittenden Corporation	7	177
Clark, Inc.	28	404
CNA Surety Corporation	32	477	A
Columbia Banking System, Inc.	24	589
Commercial Federal Corporation	54	1,802
Community Bank System, Inc.	31	746
Community Trust Bancorp, Inc.	25	810

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Financials — Continued
Corus Bankshares, Inc.	36	$2,009
Delphi Financial Group, Inc.	41	1,799
Deluxe Corporation	52	2,095
Direct General Corporation	40	750
Donegal Group Inc. – Class A	6	110
Donegal Group Inc. – Class B	3	48
Downey Financial Corp.	39	2,855
FBL Financial Group, Inc.	56	1,538
First Commonwealth Financial Corporation	5	73
First Community Bancshares, Inc.	6	202
First Financial Corporation	0	6
First Financial Holdings, Inc.	19	565
First Financial Service Corporation	5	134
First M&F Corporation	5	184
First Mutual Bancshares, Inc.	6	155
First Place Financial Corp.	4	88
First United Corporation	8	164
Firstbank Corporation	1	29
FirstFed Financial Corp.	26	1,556	A
Flagstar Bancorp, Inc.	42	801
Flushing Financial Corporation	32	596
FNB Corp.	7	136
FNB Corporation	12	336
FNB Financial Services Corporation	12	209
Fremont General Corporation	107	2,601
German American Bancorp	5	70
Great American Financial Resources, Inc.	39	767
Greater Bay Bancorp	13	353
Greene County Bancshares, Inc.	4	120
Harrington West Financial Group, Inc.	8	118
Hilb, Rogal and Hamilton Company	19	667
HMN Financial, Inc.	6	189
Hudson United Bancorp	71	2,574
IBERIABANK Corporation	5	290
IndyMac Bancorp, Inc.	97	3,947
Infinity Property & Casualty Corporation	40	1,392

	Shares/Par	Value

Financials — Continued
International Bancshares Corporation	13	$361
Intersections Inc.	17	200	A
Irwin Financial Corporation	57	1,271
ITLA Capital Corporation	7	393	A
John H. Harland Company	50	1,915
Lakeland Financial Corporation	6	228
LandAmerica Financial Group, Inc.	31	1,864
MAF Bancorp, Inc.	28	1,184
MainSource Financial Group, Inc.	9	155
Meadowbrook Insurance Group, Inc.	48	250	A
Merchants Bancshares, Inc.	4	110
National Western Life Insurance Company	4	756	A
NBT Bancorp Inc.	20	481
NCO Group, Inc.	59	1,280	A
North Central Bancshares, Inc.	3	95
North Valley Bancorp	11	193
Northrim BanCorp Inc.	8	190
Nymagic, Inc.	3	79
Odyssey Re Holdings Corp.	101	2,488
Ohio Casualty Corporation	43	1,036
Old Point Financial Corporation	2	48
Oriental Financial Group Inc.	26	390
PAB Bankshares, Inc.	14	212
Parkvale Financial Corporation	9	236
PennFed Financial Services, Inc.	1	22
Penns Woods Bancorp, Inc.	4	175
Peoples Bancorp Inc.	19	508
PFF Bancorp, Inc.	27	814
Piper Jaffray Companies, Inc.	24	727	A
Presidential Life Corporation	33	568
Provident Bankshares Corporation	24	771
Raymond James Financial, Inc.	10	280
Renasant Corporation	15	458
Republic Bancorp, Inc.	108	1,618
Republic First Bancorp, Inc.	12	163	A
Rewards Network Inc.	50	270	A

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Financials — Continued
S&T Bancorp, Inc.	8	$289
Safety Insurance Group, Inc.	27	898
Sierra Bancorp	6	141
Simmons First National Corporation	8	228
Southwest Bancorp, Inc.	11	217
StanCorp Financial Group, Inc.	7	536
Sterling Financial Corporation	15	570	A
Stewart Information Services Corporation	29	1,197
Taylor Capital Group, Inc.	6	218
Texas United Bancshares, Inc.	3	62
The Commerce Group, Inc.	57	3,515
The Navigators Group, Inc.	22	777	A
Timberland Bancorp, Inc.	6	144
Triad Guaranty Inc.	20	1,006	A
TriCo Bancshares	14	303
Trustmark Corporation	63	1,852
UICI	84	2,507
Unico American Corporation	5	47	A
United Bankshares, Inc.	18	637
United Community Financial Corp.	16	180
United Fire & Casualty Company	7	289
United Rentals, Inc.	27	546	A
United Security Bancshares, Inc.	6	178
Universal American Financial Corp.	14	308	A
Washington Banking Company	5	72
Washington Federal, Inc.	24	560
WesBanco, Inc.	15	438
West Coast Bancorp	13	317
Westcorp	35	1,841
World Acceptance Corporation	23	676	A
WSFS Financial Corporation	4	219
Yadkin Valley Bank and Trust Company	6	90

		92,216

	Shares/Par	Value

Health Care — 2.6%
Albany Molecular Research, Inc.	5	$72	A
America Service Group Inc.	11	176	A
American Equity Investment Life Holding Company	47	563
Apria Healthcare Group Inc.	79	2,737	A
Atrion Corporation	2	134
BioScrip, Inc.	12	71	A
CONMED Corporation	4	108	A
Hanger Orthopedic Group, Inc.	14	69	A
IOMED, Inc.	8	18	A
Magellan Health Services, Inc.	32	1,123	A
MedQuist Inc.	4	46	A
National Dentex Corporation	7	125	A
National Home Health Care Corp.	12	144
OCA Inc.	14	27	A
Odyssey Healthcare, Inc.	74	1,063	A
Owens & Minor, Inc.	10	323
Pediatric Services of America, Inc.	9	109	A

		6,908

Information Technology — 5.0%
Avnet, Inc.	14	309	A
CalAmp Corporation	40	286	A
Catalyst Semiconductor, Inc.	36	157	A
Catapult Communications Corporation	17	288	A
Cherokee International Corporation	12	46	A
Corillian Corporation	77	238	A
CyberOptics Corporation	18	230	A
Ditech Communications Corporation	40	262	A
Dynamics Research Corporation	12	177	A
En Pointe Technologies, Inc.	10	33	A
ePlus inc.	17	198	A
Hi-Shear Technology Corporation	3	10	A
Innodata Isogen, Inc.	32	93	A
Journal Communications, Inc.	13	213
Magma Design Automation, Inc.	20	169	A
MEMC Electronic Materials, Inc.	65	1,027	A

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Information Technology — Continued
OmniVision Technologies, Inc.	81	$1,097	A
Pervasive Software Inc.	32	137	A
Pomeroy IT Solutions, Inc.	13	130	A
QAD Inc.	8	62
Sensient Technologies Corporation	84	1,737
Silicon Storage Technology, Inc.	145	583	A
Staktek Holdings Inc.	51	152	A
SYNNEX Corporation	16	282	A
TESSCO Technologies Incorporated	8	100	A
TSR, Inc.	7	43
TTM Technologies, Inc.	42	317	A
United Industrial Corporation	20	704
United Online, Inc.	117	1,272
Western Digital Corporation	214	2,865	A

		13,217

Materials — 5.6%
Ameron International Corporation	15	542
Bluegreen Corporation	36	632	A
Building Materials Holding Corporation	24	1,635
Culp, Inc.	20	88	A
Encore Wire Corporation	38	436	A
Ennis Business Forms, Inc.	2	31
Gibraltar Industries Inc.	30	563
Hercules Incorporated	122	1,725	A
Hines Horticulture, Inc.	38	142	A
Lennox International Inc.	17	366
Mod-Pac Corporation	2	39	A
NCI Building Systems, Inc.	14	453	A
Northwest Pipe Company	2	40	A
Paxar Corporation	7	130	A
Perini Corporation	17	276	A
PolyOne Corporation	46	306	A
Potlatch Corporation	9	460
RPM International, Inc.	11	195
Scheid Vineyards Inc.	1	6	A

	Shares/Par	Value

Materials — Continued
Silgan Holdings Inc.	15	$844
The Anderson’s Inc.	7	254
The Keith Companies, Inc.	14	306	A
The Lubrizol Corporation	25	1,059
The Timken Company	8	176
United-Guardian, Inc.	2	18
Universal Forest Products, Inc.	32	1,310
Worthington Industries, Inc.	81	1,283
York International Corporation	34	1,307

		14,622

Miscellaneous — 0.1%
Hawkins, Inc.	16	189

Producer Durables — 4.1%
AGCO Corporation	92	1,767	A
All American Semiconductor, Inc.	8	34	A
Axcelis Technologies, Inc.	107	731	A
Beazer Homes USA, Inc.	17	943
Briggs & Stratton Corporation	53	1,824
Craftmade International, Inc.	9	152
Cycle Country Accessories Corp.	10	38	A
Dominion Homes, Inc.	4	65	A
Ducommun Incorporated	18	306	A
Ecology and Environment, Inc.	3	23
Electro Scientific Industries, Inc.	18	325	A
ElkCorp	16	460
Hector Communications Corporation	6	133	A
Kulicke and Soffa Industries, Inc.	28	222	A
Mesa Laboratories, Inc.	2	24
NewMarket Corporation	2	34	A
Orbital Sciences Corporation	30	300	A
Overland Storage Inc.	14	131	A
Sigmatron International, Inc.	3	37	A
Standard Pacific Corp.	23	1,988

Portfolio of Investments — Continued

U.S. Small-Capitalization Value Trust — Continued

	Shares/Par	Value

Producer Durables — Continued
Standex International Corporation	25	$710
Summa Industries	7	57
Tektronix, Inc.	12	282
WCI Communities, Inc.	4	122	A
Wireless Telecom Group, Inc.	5	12

		10,720

Technology — 0.6%
Applix, Inc.	6	27	A
Dataram Corporation	4	23
Dot Hill Systems Corp.	13	70	A
Inter-Tel, Incorporated	13	242
Lecroy Corporation	9	129
MIVA, Inc.	31	146	A
SERENA Software, Inc.	18	345	A
Sigmatel Incorporated	32	541	A

		1,523

Utilities — 6.4%
AGL Resources Inc.	9	348
Atmos Energy Corporation	46	1,316
Central Vermont Public Service Corporation	19	353
Chesapeake Utilities Corporation	10	299
CT Communications, Inc.	19	249
Duquesne Light Holdings Inc.	102	1,904
Green Mountain Power Corporation	1	18
IDACORP, Inc.	31	934
New Jersey Resources Corporation	4	207
Nicor Inc.	10	395
Peoples Energy Corporation	63	2,721
PNM Resources Inc.	15	435
South Jersey Industries, Inc.	17	1,045
TALK America Holdings, Inc.	54	545	A
The Laclede Group, Inc.	4	140

	Shares/Par	Value

Utilities — Continued
Vectren Corporation	15	$440
WGL Holdings Inc.	81	2,715
WPS Resources Corporation	51	2,891

		16,955

Total Common Stock and Equity Interests
(Identified Cost — $199,853)		258,203

Repurchase Agreements — 1.4%
Goldman, Sachs & Company 3.37%, dated 6/30/05, to be repurchased at $1,805 on 7/1/05 (Collateral: $1,809 Freddie Mac mortgage-backed securities, 5.5%, due 1/1/35, value $1,850)	$1,805	1,805
Bank of America 3.35%, dated 6/30/05, to be repurchased at $1,805 on 7/1/05 (Collateral: $1,860 Fannie Mae discount notes, due 9/14/05, value $1,845)	1,805	1,805

Total Repurchase Agreements (Identified Cost — $3,610)		3,610

Total Investments — 99.9% (Identified Cost — $203,463)		261,813
Other Assets Less Liabilities — 0.1%		349

		$262,162

Net Assets — 100.0%

Net Asset Value Per Share:
Primary Class		$14.18

Institutional Class		$15.44

A	Non-income producing.

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant on Form N-Q is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosures.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Investors Trust, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date: August 24, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date: August 24, 2005
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Treasurer, Legg Mason Investors Trust, Inc.
Date: August 24, 2005